SEGMENT REPORTING	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 25 - SEGMENT REPORTING

The chief operating decision makers have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) industrial automation (“IA”), (2) rail transportation (“Rail”), (3) mechanical and electrical solutions (“M&E”) and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2012, 2013, and 2014 is as follows:

	Year ended June 30, 2012
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$1,967,767	$28,538,065	$321,703,932
Costs of revenue	120,646,668	51,682,038	1,476,104	21,552,372	195,357,182

Gross profit	$69,605,015	$49,264,379	$491,663	$6,985,693	$126,346,750

	Year ended June 30, 2013
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$211,713,204	$82,343,769	$36,131,813	$18,866,216	$349,055,002
Costs of revenue	131,443,757	46,826,268	30,362,317	16,753,972	225,386,314

Gross profit	$80,269,447	$35,517,501	$5,769,496	$2,112,244	$123,668,688

	Year ended June 30, 2014
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$224,365,987	$178,133,849	$108,846,044	$9,985,966	$521,331,846
Costs of revenue	143,645,421	104,055,425	93,458,694	4,549,394	345,708,934

Gross profit	$80,720,566	$74,078,424	$15,387,350	$5,436,572	$175,622,912

The Company’s assets are shared among the segments thus no assets have been designated to specific segments.

The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2012	2013	2014

Revenues:
PRC	$297,154,293	$285,978,231	$393,595,606
Non-PRC (including Hong Kong)	24,549,639	63,076,771	127,736,240

	$321,703,932	$349,055,002	$521,331,846

The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2013	2014

Long-lived assets other than goodwill and acquired intangible assets:
PRC	$98,992,331	$102,180,639
Non-PRC (including Hong Kong)	12,913,187	12,058,722

	$111,905,518	$114,239,361